Income taxes and mining tax credits	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income taxes and mining tax credits [Text Block]

10. Income taxes and mining tax credits

The actual income tax provision differs from the expected amounts calculated by applying the Canadian combined statutory federal and provincial corporate income tax rates to the Company's loss before income taxes.  The components of the Company's income tax recovery are as follows:

	Year ended December 31, 2020 $	Year ended December 31, 2019 $
Loss before income taxes	(2,021,798)	(1,663,674)
Statutory tax rate	27%	27%
Expected income tax recovery at the statutory tax rate	(545,885)	(449,192)
Items not deductible for tax and other	166,712	52,943
True-up	15,912	(287,716)
Change in unrecognized tax benefits	363,261	683,965
Income tax recovery	—	—

The Company has the following deferred tax assets and liabilities:

	December 31, 2020 $	December 31, 2019 $
Federal investment tax credits	654,183	654,183
Exploration and evaluation assets	2,964,165	3,309,945
Reclamation obligation	74,250	54,000
Non-capital loss carryforwards	4,497,449	3,804,719
Other	607,614	611,555
Unrecognized deferred tax assets	(8,797,661)	(8,434,402)
	—	—

The tax pools relating to these deferred tax assets expire as follows:

	Canadian resource pools $	Non-capital losses $	Other $	Canadian federal investment tax credit losses $
2025	—	—	—	24,847
2026	—	1,175	—	—
2027	—	1,467,887	—	91,030
2028	—	2,559,941	—	57,677
2029	—	2,621,029	—	234,667
2030	—	2,388,895	—	245,962
2031	—	1,392,745	—	—
2032	—	818,329	—	—
2033	—	202,411	—	—
2034	—	266,149	—	—
2035	—	173,814	—	—
2036	—	152,243	—	—
2037	—	307,139	—	—
2038	—	—	—	—
2039	—	2,874,272	—	—
2040	—	1,403,172	—	—
No expiry	16,787,229	—	4,088,060	—
	16,787,229	16,629,201	4,088,060	654,183

The Company also has $28,019 of tax losses in Brazil, where they can be carried forward to future tax years with no time limit.